                             First Quarter Report

                                March 31, 2001



[logo]

DEAR FELLOW SHAREHOLDER:

Rather than think about a single economic downturn, we prefer to address the problem over two time frames. First, there is an inventory correction going on in the economy at this time. Correcting the inventory surplus will be measured in a matter of months and will have short-term but only moderate effects on the economy. Second, there is a more serious downturn in capital expenditures which is of a longer term nature. The technology industries overbuilt their capacity in 1998 through 2000. As a result, there is far too much capacity in many technologies, especially in the telecommunications sector and new orders have stopped. We believe that this correction of overcapacity will be similar to what occurred in the oil industry after that bubble burst in 1980; that took ten years to work through the system. Our overview is that the maximum weakness in the economy will occur late this year as the lag factors of lower interest rates do not positively affect the economy until 2002.

In the public news every day, there are reports of the California electric utility crisis. Most recently, the State has announced a rate increase in retail electric rates of 40%, which thoughtful analysts say are woefully inadequate to pay for the power that the state must buy. The peak energy consumption in California is in the summer months. The real problem nationally is that spending on new electrical power plant construction peaked in 1980 and was low all through the 1990s. During that period we were consuming our national excess reserve capacity; each year our needs, as a percent of capacity, rose. Gas fired combustion turbines have become the generator of choice and there is currently a four year backlog of these turbines waiting to be built and installed. The obvious byproduct is that the price of natural gas will be rising as gas demand grows not just for traditional heating needs but now for the generation of electricity.

For environmental reasons as well as low capital investment paybacks, the nation has chosen not to spend money on infrastructure for many years. In addition to the electrical utility and the petroleum complex, one could point out that the same thing applies to the air traffic control system and to the transportation system, especially in the railroad industry. There is a bright side to this from a stock market standpoint. There are good long-term sector bets in the heavy construction and engineering companies and the suppliers to plant construction that will meet some of these new plant needs going forward. Also, the capacity short areas of our economy such as oil refining, electricity production and transmission should do very well assuming that free market conditions prevail in pricing.

The Federal Reserve, over the last three months, has cut interest rates by 150 basis points with three separate cuts of fifty basis points each. This is a little like pushing on a string in terms of stimulating the economy. The impact of lower interest rates has been offset by sharply lower expectations of corporate profits in the first half of 2001 and sharply higher announcements of layoff intentions. For the last nine months, the banking system has been worried about the quality of its credit conditions, especially in the corporate credit area. Loan officers have been quietly tightening credit standards. The impact of this is to make credit to marginal companies less available. This has had a significant impact in slowing down business confidence and business spending.

We think that the best investment approach, at the present time, is to stay with the defensive sectors of the value stock universe. This would include interest rate sensitive groups, such as banks, insurance companies and REITs; energy sectors, such as petroleum, natural gas and electricity; health care and related companies and consumer staples, especially foods and beverages. Despite the collapse in the technology sector, value stocks have held up very well since March 10, 2000. Since that time, value stocks have returned 8.1% versus a decline of -15.8% for the Standard & Poor's 500. For the most recent quarter, the S&P Barra Value Index, was off -6.5% versus a decline of -11.9% for the Standard & Poor's 500.

This report is a condensed version of what you normally receive. We, with the approval of the Funds' Boards of Directors, have decided to produce an abbreviated first and third quarter report in order to provide you with financial information in a more timely and cost-efficient way.

                                          Sincerely yours,
                                          /s/James W. Stratton
                                          James W. Stratton Chairman

April 16, 2001

PORTFOLIO MANAGERS' COMMENTARY
-------------------------------------------------------------------------------
Stratton Growth Fund--Jim Stratton

Q.  What was your investment strategy during this period?

A. During the first quarter we "stayed the course" with our portfolio invested in value stocks. The number of changes in the portfolio was minimal as we thought we were in the right areas of the market, both defensively and for potential earnings gains in 2001.

Q.  What industry sector had the greatest impact on the Fund's performance?

A. The largest industry sector is energy with 22.2% of our assets; if you consider the gas utility category as energy related we are up to 27% of assets in BTU driven stocks. Clearly the first quarter produced exceptional earnings for these companies with continued high prices for natural gas and gasoline. We see price strength continuing throughout this year and next, as the shortages do not go away, especially in the natural gas and refining capacity areas. We expect energy to be one of the few areas of positive earnings momentum in 2001.

Q.  What impact has technology had on the portfolio?

A. Our exposure to technology stocks is minimal, with only 7.1% of the portfolio. This is in contrast to 18% currently in the S&P 500 Index (down from 35% last year). We continue to expect the technology stocks to have a long, slow workout. During the next year, many of these companies will become value stocks, but we think it is premature to increase our holdings in technology. That time will obviously come, but there is much more work to be done both technically within the stock market and through consolidation among many technology companies before the upswing should start on a permanent basis.

The graph below illustrates the increase in value of a $10,000 investment in Stratton Growth Fund with all dividend income and capital gains distributions reinvested.


                                    [GRAPH]

 Average Annual Total Return
for the period ended 3/31/01
  1 year            +26.20%
  5 year            +12.57
 10 year            +13.57            3/31/01 $258,090
 15 year            +11.30            Total Value of Investment
 20 year            +12.89
 25 year            +12.97

                Reinvestment of        Reinvestments of
                 Capital Gains         Income Dividends      Original Shares

73-74                                               43              7,630
75-76                                              458             11,280
77-78                                            1,217             14,155
79-80                                            2,147             14,597
81-82                                            3,703             17,299
83-84                                            6,347             24,755
85-86                3,857                      10,805             38,310
87-88               10,945                      11,062             30,774
89-90               22,901                      14,859             31,059
91-92               27,527                      21,871             32,464
93-94               35,156                      26,652             32,622
95-96               60,327                      41,919             42,938
5/31/96-12/31/96*   66,844                      44,981             42,654
12/31/97            52,749                      58,992             98,447
12/31/98            53,823                      63,997            116,451
12/31/99            46,177                      57,713            108,613
12/31/00            51,517                      67,046            140,799
 3/31/01            51,264                      66,718            140,108

Past performance is not predictive of future performance.

Cost Initial Investment  9/30/72 $10,000

*Prior to 12/31/96, SGF had a fiscal year-end of 5/31.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Growth Fund

                           March 31, 2001 December 31, 2000
-----------------------------------------------------------
Total Net Assets            $44,153,582      $47,251,069
-----------------------------------------------------------
Net Asset Value Per Share        $32.45           $32.61
-----------------------------------------------------------
Shares Outstanding            1,360,841        1,449,063
-----------------------------------------------------------
Number of Shareholders              981              985
-----------------------------------------------------------
Average Size Account            $45,009          $47,971
-----------------------------------------------------------

Portfolio Changes For the Quarter Ended March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

New Holdings              Eliminated Holdings
-------------------------------------------------------
MGIC Investment Corp.
 (2.3%*)                  Electronic Data Systems Corp.
                          Phillips Petroleum Co.

* Percentage of Total Net Assets.

Ten Largest Holdings March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                              Market Value Percent of TNA
---------------------------------------------------------
American General Corp.        $ 3,060,000       6.9%
---------------------------------------------------------
Penn Virginia Corp.             2,983,200       6.8
---------------------------------------------------------
Commerce Bancorp, Inc. (NJ)     2,681,820       6.1
---------------------------------------------------------
IKON Office Solutions, Inc.     2,679,000       6.1
---------------------------------------------------------
C&D Technologies, Inc.          2,484,000       5.6
---------------------------------------------------------
PNC Financial Services Group    2,032,500       4.6
---------------------------------------------------------
El Paso Corp.                   2,007,975       4.5
---------------------------------------------------------
Texaco Inc.                     1,992,000       4.5
---------------------------------------------------------
Kimberly-Clark Corp.            1,899,240       4.3
---------------------------------------------------------
Baxter International, Inc.      1,882,800       4.3
---------------------------------------------------------
                              $23,702,535       53.7%
---------------------------------------------------------

PORTFOLIO MANAGERS' COMMENTARY
-------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares--Jim Stratton and Jim Beers

Q. What was your investment strategy during this period?

A. During this three-month period, we added to our weighting in both the Health Care REIT sector and the Lodging sector. The Fund performed well during the quarter, rising 9.78% vs. a decline of -0.48% for the Morgan Stanley REIT Index. For the twelve months ended March 31, 2001, SMDS had a total return of 31%. The strong performance was aided by our concerted effort to maintain exposure to both of the sectors mentioned above. Health Care REITs have continued to manage their portfolios well through an extremely difficult period, with several health care operators filing for bankruptcy protection. We believe that Health Care REITs over the last year were under-followed by Wall Street analysts and under-owned by REIT dedicated mutual funds and retail investors, despite their improving conditions. The lodging sector has performed well also, coming off a long period of lackluster performance. Though the economic outlook has looked particularly ominous, these stocks, specifically some of the smaller companies, have rebounded, as investors sought both high yields, and better value.

Q. What is an example of a stock you purchased during this period?

A. During the quarter, we initiated a position in MeriStar Hospitality, a lodging REIT. MeriStar owns predominately upscale full-service hotels. Currently, MeriStar is the third largest hotel REIT in the country with hotels under the Hilton, Sheraton, Embassy Suites, and Marriott brands, among others. With a strong dividend yield over 10% and a Price-to-Funds-From-Operations multiple of 4.2X, we found the stock appropriate for the SMDS portfolio.

The graph below illustrates the increase in value of a $10,000 investment in Stratton Monthly Dividend REIT Shares with all dividend income and capital gains distributions reinvested.

                                    [GRAPH]

    Average Annual Total Return
    for the period ended 3/31/01
  1 year....................+31.00%
  5 year....................+ 7.21              3/31/01  $76,454
 10 year....................+ 8.00              Total Value of Investment
 15 year....................+ 6.88
 20 year....................+10.75


                                                              Value of Shares
                                         Value of Shares      Acquired Through
                                         Acquired Through     Reinvestment of
                       Value of          Reinvestment of       Capital Gains
                    Original Shares      Income Dividends      Distributions
                    ---------------      ----------------     ----------------
        81               9,113                   583                    0
        82               9,354                 1,641                    0
        83              10,808                 3,107                    0
        84              10,667                 4,379                    0
        85              11,795                 6,627                    0
        86              14,604                10,328                    0
        87              16,320                13,744                  503
        88              13,181                13,041                1,043
        89              12,824                15,044                1,015
        90              12,861                17,513                1,018
        91              12,084                19,388                  956
        92              14,609                26,570                1,156
        93              15,701                31,818                1,242
        94              15,060                33,590                1,192
        95              13,039                32,499                1,032
        96              14,383                39,890                1,138
3/31/96-12/31/96*       14,399                43,821                1,139
    12/31/97            15,879                52,959                1,257
    12/31/98            13,008                47,819                1,029
    12/31/99            11,170                45,934                  884
    12/31/00            12,299                56,372                  973
     3/31/01            13,239                62,168                1,047

 Past performance is not predictive of future performance.

Cost Initial Investment  5/31/80 $10,000

*Prior to 12/31/96, SMDS had a fiscal year-end of 1/31.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares

                           March 31, 2001 December 31, 2000
-----------------------------------------------------------
Total Net Assets            $68,824,833      $60,229,187
-----------------------------------------------------------
Net Asset Value Per Share        $25.22           $23.43
-----------------------------------------------------------
Shares Outstanding            2,728,954        2,570,822
-----------------------------------------------------------
Number of Shareholders            2,869            2,922
-----------------------------------------------------------
Average Size Account            $23,989          $20,612
-----------------------------------------------------------

Portfolio Changes For the Quarter Ended March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

New Holdings                        Eliminated Holdings
---------------------------------------------------------------
MeriStar Hospitality Corp. (2.4%*)  New Plan Excel Realty Trust
Post Properties, Inc. (2.0%*)

* Percentage of Total Net Assets.

Ten Largest Holdings March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                    Market Value Percent of TNA
---------------------------------------------------------------
Mills Corp.                         $  2,792,993       4.0%
---------------------------------------------------------------
Mack-Cali Realty Corp.                 2,700,000       3.9
---------------------------------------------------------------
Gables Residential Trust               2,610,900       3.8
---------------------------------------------------------------
Liberty Property Trust                 2,541,600       3.7
---------------------------------------------------------------
Nationwide Health Properties, Inc.     2,503,500       3.6
---------------------------------------------------------------
Glimcher Realty Trust                  2,493,150       3.6
---------------------------------------------------------------
Mid-Atlantic Realty Trust              2,468,750       3.6
---------------------------------------------------------------
FelCor Lodging Trust, Inc.             2,409,750       3.5
---------------------------------------------------------------
Innkeepers USA Trust                   2,240,000       3.3
---------------------------------------------------------------
Health Care REIT, Inc.                 2,184,000       3.2
---------------------------------------------------------------
                                    $ 24,944,643      36.2%
---------------------------------------------------------------

PORTFOLIO MANAGERS' COMMENTARY
-------------------------------------------------------------------------------

Stratton Small-Cap Value Fund--Jim Stratton

Q. What was your investment strategy during this period?

A. During the first quarter, we continued to reduce the number of holdings in the portfolio. We presently have 41 individual stocks. We sold off certain stocks that had poor earnings results, notably E.W. Blanch Holdings and Hughes Supply; also we were fortunate to have one of our stocks taken over, Morrison Management.

Q. Were there any new industry groups that you added to the portfolio?

A. During this first quarter we established an initial position in the home building industry by buying two stocks, D.R. Horton and Toll Brothers. The total position is only 3.1% of assets. However, we see this as an industry that has strong appeal for our portfolio and should be added to in subsequent quarters. These stocks trade at multiples less than ten times earnings and have the benefit of substantially lower mortgage interest rates driving their sales upward including this most recent quarter. Clearly they are business cycle sensitive, but they are also an industry that lends itself to small-cap value investing.

Q. What industry has the most impact upon the portfolio at this time?

A. At the present time, we have 26.7% of our assets in the energy industry. Unlike the Stratton Growth Fund where we hold many larger oil companies, in the Small-Cap Fund, we have focused primarily on natural gas producing companies. These companies should benefit from the sustained higher prices of natural gas. In addition, all of the oil and gas industry is subject to consolidation as it becomes apparent that the long term trends are increasingly positive for the industry. To that extent, Basin Exploration, one of our holdings, was acquired by Stone Energy, and we accepted stock in exchange. Another holding, Barrett Resources, was subject to a tender offer from Shell Oil, and we have taken our profit and sold the stock after the quarter was over. We continue to think that energy will be one of the few areas of the economy showing strong earnings gains in 2001.

 The graph below illustrates the increase in value of a $10,000 investment in Stratton Small-Cap Value Fund with all dividend income and capital gains distributions reinvested.

                                    [GRAPH]

   Average Annual Total Return
   for the period ended 3/31/01
 1 year....................+23.25%
 3 year....................- 0.17              3/31/01  $23,077
 5 year....................+11.21              Total Value of Investment
 Since Inception
 (4/12/93).................+11.05


                                                              Value of Shares
                                         Value of Shares      Acquired Through
                                         Acquired Through     Reinvestment of
                       Value of          Reinvestment of       Capital Gains
                    Original Shares      Income Dividends      Distributions
                    ---------------      ----------------     ----------------
       4/93             10,000                     0                    0
     3/31/94            10,376                   158                    0
     3/31/95            10,352                   402                    0
     3/31/96            12,780                   789                    0
3/31/96-12/31/96*       13,432                 1,067                  813
    12/31/97            17,976                 1,633                2,190
    12/31/98            16,088                 1,626                1,995
    12/31/99            15,552                 1,840                1,928
    12/31/00            18,656                 2,497                2,787
     3/31/01            17,984                 2,407                2,686

 Past performance is not predictive of future performance.

Cost Initial Investment 4/12/93  $10,000

*Prior to 12/31/96, SSCV had a fiscal year-end of 3/31.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund

                           March 31, 2001 December 31, 2000
-----------------------------------------------------------
Total Net Assets            $38,048,082      $39,600,137
-----------------------------------------------------------
Net Asset Value Per Share        $22.48           $23.32
-----------------------------------------------------------
Shares Outstanding            1,692,715        1,697,848
-----------------------------------------------------------
Number of Shareholders            1,011            1,019
-----------------------------------------------------------
Average Size Account            $37,634          $38,862
-----------------------------------------------------------

Portfolio Changes For the Quarter Ended March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

New Holdings                           Eliminated Holdings
----------------------------------------------------------------------------
D.R. Horton, Inc. (1.5%*)              AAR Corp.
Sunrise Assisted Living, Inc. (1.8%*)  Blanch (E.W.) Holdings, Inc.
Toll Brothers, Inc. (1.5%*)            Community Bank System, Inc.
                                       Hughes Supply, Inc.
                                       Morrison Management Specialists, Inc.


* Percentage of Total Net Assets.

Ten Largest Holdings March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                             Market Value Percent of TNA
------------------------------------------------------------------------
Penn Virginia Corp.                          $ 2,088,240        5.5%
------------------------------------------------------------------------
IKON Office Solutions, Inc.                    1,710,000        4.5
------------------------------------------------------------------------
Mitchell Energy & Development Corp. Class A    1,575,000        4.1
------------------------------------------------------------------------
Quixote Corp.                                  1,327,500        3.5
------------------------------------------------------------------------
HS Resources, Inc.                             1,260,000        3.3
------------------------------------------------------------------------
Eaton Vance Corp.                              1,242,000        3.2
------------------------------------------------------------------------
Henry Schein, Inc.                             1,176,000        3.1
------------------------------------------------------------------------
Stone Energy Corp.                             1,174,794        3.1
------------------------------------------------------------------------
Polaris Industries, Inc.                       1,130,000        3.0
------------------------------------------------------------------------
Tidewater, Inc.                                1,130,000        3.0
------------------------------------------------------------------------
                                             $13,813,534       36.3%
------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)
--------------------------------------------------------------------------------
Stratton Growth Fund

                                                          Number of   Market
                                                           Shares      Value
                                                          --------- -----------
COMMON STOCKS - 97.1%
Banking/Financial--15.7%
AmSouth Bancorporation...................................   50,000  $   840,500
Comerica, Inc............................................   22,500    1,383,750
Commerce Bancorp, Inc. (NJ)..............................   44,697    2,681,820
PNC Financial Services Group.............................   30,000    2,032,500
                                                                    -----------
                                                                      6,938,570
                                                                    -----------
Business Services - 9.2%
IKON Office Solutions, Inc...............................  470,000    2,679,000
Pitney Bowes, Inc........................................   40,000    1,390,000
                                                                    -----------
                                                                      4,069,000
                                                                    -----------
Consumer Staples - 6.9%
Anheuser-Busch Companies, Inc............................   25,000    1,148,250
Kimberly-Clark Corp......................................   28,000    1,899,240
                                                                    -----------
                                                                      3,047,490
                                                                    -----------
Consumer Services - 2.0%
American Express Co......................................   21,000      867,300
                                                                    -----------
Energy - 22.2%
Conoco Inc. Class A......................................   60,000    1,686,000
Penn Virginia Corp.......................................   80,000    2,983,200
Texaco Inc...............................................   30,000    1,992,000
Ultramar Diamond Shamrock Corp...........................   50,000    1,809,000
USX-Marathon Group.......................................   50,000    1,347,500
                                                                    -----------
                                                                      9,817,700
                                                                    -----------
Health Care - 10.7%
American Home Products Corp..............................   26,000    1,527,500
Baxter International, Inc................................   20,000    1,882,800
Tenet Healthcare Corp.+..................................   30,000    1,320,000
                                                                    -----------
                                                                      4,730,300
                                                                    -----------
Insurance/Services - 16.6%
American General Corp....................................   80,000    3,060,000
Aon Corp.................................................   43,750    1,553,125
Jefferson-Pilot Corp.....................................   12,500      848,625
Lincoln National Corp....................................   20,000      849,400
MGIC Investment Corp.....................................   15,000    1,026,300
                                                                    -----------
                                                                      7,337,450
                                                                    -----------
Retailing - 2.1%
The Limited, Inc.........................................   60,000      943,200
                                                                    -----------

                          Number of    Market
                            Shares      Value
                          ---------- -----------

Technology - 7.1%
C&D Technologies, Inc...      90,000 $ 2,484,000
Pall Corp...............      30,000     657,600
                                     -----------
                                       3,141,600
                                     -----------
Utilities-Gas - 4.6%
El Paso Corp............      30,750   2,007,975
                                     -----------
Total Common Stocks
 (cost $23,953,453).....              42,900,585
                                     -----------
                          Principal
                            Amount
                          ----------
SHORT-TERM NOTES - 2.9%
American Express Credit
 Corp.
 5.05%, due 04/02/01....  $1,268,000   1,267,644
                                     -----------
Total Short-Term Notes
 (cost $1,267,644)......               1,267,644
                                     -----------
Total Investments -
  100.0%
 (cost $25,221,097*)....              44,168,229
Liabilities in Excess of
 Cash and Other Assets -
  0.0%..................                 (14,647)
                                     -----------
NET ASSETS - 100.00%....             $44,153,582
                                     ===========

--------
+  Non-income producing security
* Aggregate cost for federal income tax purposes is $25,221,097 and net unrealized appreciation is as follows:

Gross unrealized appreciation...................................... $18,976,925
Gross unrealized depreciation......................................     (29,793)
                                                                    -----------
 Net unrealized appreciation....................................... $18,947,132
                                                                    ===========

SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)
--------------------------------------------------------------------------------
Stratton Monthly Dividend REIT Shares

                                                          Number of   Market
                                                           Shares     Value
                                                          --------- -----------

COMMON STOCKS - 89.6%
Apartments - 14.7%
Cornerstone Realty Income Trust, Inc.....................  130,000  $ 1,375,400
Gables Residential Trust.................................   90,000    2,610,900
Home Properties of New York, Inc.........................   65,000    1,852,500
Post Properties, Inc.....................................   40,000    1,400,000
Summit Properties, Inc...................................   59,000    1,445,500
United Dominion Realty Trust, Inc........................  110,000    1,397,000
                                                                    -----------
                                                                     10,081,300
                                                                    -----------
Diversified - 8.0%
Colonial Properties Trust................................   80,000    2,148,000
EastGroup Properties, Inc................................   90,000    2,119,500
Meditrust Corp.+.........................................  300,000    1,224,000
                                                                    -----------
                                                                      5,491,500
                                                                    -----------
Health Care - 12.8%
Health Care Property Investors, Inc......................   60,000    2,035,200
Health Care REIT, Inc....................................  105,000    2,184,000
Healthcare Realty Trust, Inc.............................   85,000    2,048,500
Nationwide Health Properties, Inc........................  150,000    2,503,500
                                                                    -----------
                                                                      8,771,200
                                                                    -----------
Lodging - 17.8%
FelCor Lodging Trust, Inc................................  105,000    2,409,750
Hospitality Properties Trust.............................   60,000    1,584,000
Innkeepers USA Trust.....................................  200,000    2,240,000
Jameson Inns, Inc........................................  160,000    1,120,000
MeriStar Hospitality Corp................................   82,000    1,640,000
RFS Hotel Investors, Inc.................................  125,000    1,810,000
Winston Hotels, Inc......................................  175,000    1,477,000
                                                                    -----------
                                                                     12,280,750
                                                                    -----------
Net Lease - 1.5%
iStar Financial, Inc.....................................   46,000    1,061,220
                                                                    -----------
Office/Industrial - 14.2%
First Industrial Realty Trust, Inc.......................   65,000    2,056,600
Highwoods Properties, Inc................................   70,000    1,725,500
HRPT Properties Trust                                       90,000      745,200
Liberty Property Trust...................................   90,000    2,541,600
Mack-Cali Realty Corp....................................  100,000    2,700,000
                                                                    -----------
                                                                      9,768,900
                                                                    -----------
Regional Malls - 9.9%
Glimcher Realty Trust....................................  165,000    2,493,150
Mills Corp...............................................  133,700    2,792,993
Simon Property Group, Inc................................   60,000    1,536,000
                                                                    -----------
                                                                      6,822,143
                                                                    -----------

                                                       Number of    Market
                                                         Shares     Value
                                                       ---------- -----------

Shopping Centers - 7.8%
Developers Diversified Realty Corp....................     95,000 $ 1,396,500
IRT Property Co.......................................    166,000   1,527,200
Mid-Atlantic Realty Trust.............................    197,500   2,468,750
                                                                  -----------
                                                                    5,392,450
                                                                  -----------
Storage - 2.9%
Shurgard Storage Centers, Inc.........................     75,000   1,980,000
                                                                  -----------
Total Common Stocks
 (cost $63,654,595)...................................             61,649,463
                                                                  -----------
PREFERRED STOCKS - 1.5%
Kimco Realty Corp. - Depositary Shares Class D
 (cost $1,047,537)....................................     40,000   1,060,000
                                                                  -----------

                                                       Principal
                                                         Amount
                                                       ----------
SHORT-TERM NOTES - 9.9%
American Express Credit Corp. 4.80%, due 04/02/01..... $1,400,000   1,399,627
General Electric Capital Corp.
 4.95%, due 04/03/01.................................. $2,000,000   1,999,175
Chevron USA, Inc.
 4.95%, due 04/04/01.................................. $1,701,000   1,700,064
Ford Motor Credit Company
 4.96%, due 04/05/01.................................. $1,701,000   1,699,828
                                                                  -----------
Total Short-Term Notes
 (cost $6,798,694)....................................              6,798,694
                                                                  -----------
Total Investments - 101.0%
 (cost $71,500,826*)..................................             69,508,157
Liabilities in Excess of Cash and Other Assets -
  (1.0%)..............................................               (683,324)
                                                                  -----------
NET ASSETS - 100.00%..................................            $68,824,833
                                                                  ===========

--------
+ Non-income producing security
* Aggregate cost for federal income tax purposes is $71,500,826 and net unrealized depreciation is as follows:

Gross unrealized appreciation..................................... $ 4,894,643
Gross unrealized depreciation.....................................  (6,887,312)
                                                                   -----------
 Net unrealized depreciation...................................... $(1,992,669)
                                                                   ===========

SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)
--------------------------------------------------------------------------------
Stratton Small-Cap Value Fund

                                                          Number of   Market
                                                           Shares     Value
                                                          --------- -----------
COMMON STOCKS - 92.5%
Autos & Transportation - 3.0%
Polaris Industries, Inc..................................   25,000  $ 1,130,000
                                                                    -----------
Business Services - 10.8%
ALLETE...................................................   20,000      516,400
IKON Office Solutions, Inc...............................  300,000    1,710,000
Tidewater, Inc...........................................   25,000    1,130,000
True North Communications, Inc...........................   20,000      755,000
                                                                    -----------
                                                                      4,111,400
                                                                    -----------
Consumer Staples - 1.9%
Suiza Foods Corp.+.......................................   15,000      721,350
                                                                    -----------
Energy - 26.7%
Barrett Resources Corp.+.................................   13,000      780,650
Cabot Oil & Gas Corp. Class A............................   23,600      637,200
Chieftain International, Inc.+...........................   20,000      558,000
Forest Oil Corp.+........................................   30,000      897,000
The Houston Exploration Co.+.............................   20,000      600,000
HS Resources, Inc.+......................................   28,000    1,260,000
Mitchell Energy & Development Corp. Class A..............   30,000    1,575,000
Penn Virginia Corp.......................................   56,000    2,088,240
Pogo Producing Co........................................   20,000      590,200
Stone Energy Corp.+......................................   23,844    1,174,794
                                                                    -----------
                                                                     10,161,084
                                                                    -----------
Financial Services - 15.0%
The BISYS Group, Inc.+...................................   20,000    1,068,750
Commerce Bancorp, Inc. (NJ)..............................   14,704      882,240
Donegal Group, Inc.......................................   62,799      690,789
Eaton Vance Corp.........................................   40,000    1,242,000
First Essex Bancorp, Inc.................................   25,000      490,625
Global Payments Inc.+....................................   24,000      444,000
Southwest Securities Group, Inc..........................   17,182      320,960
Webster Financial Corp...................................   20,000      586,250
                                                                    -----------
                                                                      5,725,614
                                                                    -----------
Health Care - 8.7%
Henry Schein, Inc.+......................................   32,000    1,176,000
National Data Corp.......................................   30,000      700,500
Respironics, Inc.+.......................................   25,000      762,500
Sunrise Assisted Living, Inc.+...........................   35,000      689,062
                                                                    -----------
                                                                      3,328,062
                                                                    -----------
Home Building - 3.1%
D.R. Horton, Inc.........................................   27,750      586,913
Toll Brothers, Inc.+.....................................   15,000      577,500
                                                                    -----------
                                                                      1,164,413
                                                                    -----------

                                                       Number of    Market
                                                         Shares     Value
                                                       ---------- -----------
Materials & Processing - 7.7%
Crown Cork & Seal Co., Inc.+..........................    150,000 $   607,500
Florida Rock Industries, Inc..........................     25,000     986,500
Quixote Corp..........................................     60,000   1,327,500
                                                                  -----------
                                                                    2,921,500
                                                                  -----------
Technology - 12.8%
Anixter International Inc.+...........................     45,000   1,084,500
Bel Fuse, Inc. Class B................................     40,000     932,500
Belden, Inc...........................................     20,000     401,000
C&D Technologies, Inc.................................     20,000     552,000
InFocus Corp.+........................................     50,000     818,750
Park Electrochemical Corp.............................     22,500     508,500
Technitrol, Inc.......................................     23,000     572,470
                                                                  -----------
                                                                    4,869,720
                                                                  -----------
Utilities - 2.8%
Energen Corp..........................................     30,000   1,059,000
                                                                  -----------
Total Common Stocks
 (cost $24,609,227)...................................             35,192,143
                                                                  -----------
                                                       Principal
                                                         Amount
                                                       ----------
SHORT-TERM NOTES - 8.1%
American Express Credit Corp. 4.88%, due 04/02/01..... $1,800,000   1,799,512
General Electric Capital Corp. 4.88%, due 04/09/01....  1,296,000   1,294,419
                                                                  -----------
Total Short-Term Notes
 (cost $3,093,931)....................................              3,093,931
                                                                  -----------
Total Investments - 100.6%
 (cost $27,703,158*)..................................             38,286,074
Liabilities in Excess of Cash and Other Assets -
  (0.6%)..............................................               (237,992)
                                                                  -----------
NET ASSETS - 100.00%..................................            $38,048,082
                                                                  ===========

--------
+  Non-income producing security
* Aggregate cost for federal income tax purposes is $27,703,158 and net unrealized appreciation is as follows:

Gross unrealized appreciation...................................... $11,388,118
Gross unrealized depreciation......................................    (805,202)
                                                                    -----------
 Net unrealized appreciation....................................... $10,582,916
                                                                    ===========

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

General Information on the Funds

Requests for a Prospectus, financial information, past performance figures and an application, should be directed to the Funds' toll free number 1-800-634-5726.

Minimum Investment

The minimum amount for the initial purchase of shares of the Funds is $2,000 each for non-retirement accounts. There is no minimum for retirement accounts. Subsequent purchases may be made in amounts of $100 or more.

Existing Shareholder Account Services

Shareholders seeking information regarding their accounts and other fund services, and shareholders executing redemption requests, should call or write the transfer agent and dividend paying agent:

PFPC Inc.
211 South Gulph Road, P. O. Box 61503
King of Prussia, PA 19406-0903
Telephone: 610-239-4600 . 1-800-472-4266

Investment Portfolio Activities

Questions regarding any of the Funds' investment portfolios should be directed to the Funds' Investment Advisor:

STRATTON MANAGEMENT COMPANY
Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
Telephone: 610-941-0255

Additional Purchases ONLY to existing accounts should be mailed to a separate lock box unit:

c/o PFPC Inc.
P. O. Box 61767
King of Prussia, PA 19406-8767


 Distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia,
                                PA 19406-0903.
 Date of first use April 2001. This report is to be preceded or accompanied by a Prospectus.
    All indices are unmanaged groupings of stock that are not available for investment.

DIRECTORS

Lynne M. Cannon             Merritt N. Rhoad, Jr.
John J. Lombard, Jr.        Richard W. Stevens
Douglas J. MacMaster, Jr.   James W. Stratton
Henry A. Rentschler

OFFICERS

James W. Stratton                James A. Beers                      Patricia L. Sloan
Chairman                         President, Stratton Monthly         Secretary & Treasurer
Stratton Mutual Funds            Dividend REIT Shares
President                                                            Brigid E. Hummel
Stratton Small-Cap Value Fund    Gerald M. Van Horn, CFA             Assistant Secretary & Treasurer
                                 Vice President
John A. Affleck, CFA             Stratton Small-Cap Value Fund       Michelle A. Whalen
President                                                            Assistant Secretary & Treasury
Stratton Growth Fund             Joanne E. Kuzma
                                 Vice President


INVESTMENT ADVISOR

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

Telephone: 610-941-0255

TRANSFER AGENT &
DIVIDEND PAYING AGENT

PFPC. Inc.

211 South Gulph Road, P.O. Box 61503

King of Prussia, PA 19406-0903

Telephone: 610-239-4600, 1-800-472-4266

CUSTODIAN BANK

The Bank of New York

48 Wall Street, New York, NY 10286

                             Visit the Stratton Mutual Funds web site at http://www.strattonmgt.com

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